Short Term Investments	12 Months Ended
Dec. 31, 2011
Short Term Investments [Abstract]
Short Term Investments

Note 3 – Short term investments:

A.	Consist of:

	December 31
	2010	2011
Investment securities	$8,594	$4,837
Short-term bank deposits	-	11,115

	$8,594	$15,952

B.	Investment securities

The carrying amount, gross unrealized holding gains and losses, and fair value of available-for-sale debt securities by major security type and class of security at December 31, 2011 and 2010 were as follows:

		Gross	Gross
		unrealized	unrealized
	Aggregate	holding	holding	Aggregate
	cost basis	gains	(losses)	fair value
At December 31, 2011:
U.S. Treasury securities	1,236	15	(2)	1,249
ILS treasury securities	642	16	(14)	644
Corporate bonds	2,943	27	(26)	2,944

	4,821	58	(42)	4,837

At December 31, 2010:
U.S. Treasury securities	1,605	7	(6)	1,606
ILS treasury securities	1,963	176	-	2,139
Corporate bonds	4,722	147	(20)	4,849

	8,290	330	(26)	8,594

At December 31, 2011, all marketable securities which were in an unrealized loss position, had been in such a position for less than 12 months.

Maturities of debt securities classified as available-for-sale were as follows at December 31, 2011:

	Carrying
	amount	Fair value
Due after six months through one year	2,241	2,241
Due after one year through five years	2,282	2,282
Due after five years through ten years	314	314

	4,837	4,837

The Company concluded that the securities in unrealized loss position are not considered other-than-temporarily impaired, since it currently has no intent to sell them and that it believes it is more-likely-than-not that it will not be required to sell the investment before recovery of its amortized cost basis. The Company has not identified securities for which it does not expect to receive future cash flows sufficient to recover the entire amortized cost basis of the security.

During 2011, the Company received proceeds of $3,666 upon sale of investment securities, net realized gains included in finance income totaled $59.